Note 2 - Subsidiaries Included in the Consolidated Financial Statements	12 Months Ended
Dec. 31, 2014
Subsidiaries Included In Consolidated Financial Statements [Abstract]
Subsidiaries Included In Consolidated Financial Statements [Text Block]

2. SUBSIDIARIES INCLUDED IN THE CONSOLIDATED FINANCIAL STATEMENTS

NewLead’s subsidiaries included in these consolidated financial statements were as follows:

		Country of	Nature /	Statement of operations
Company Name		Incorporation	Vessel Name	2014	2013	2012
1	Altius Marine S.A.	Marshall Islands	Dissolved (1)	—	—	—
2	Fortius Marine S.A.	Marshall Islands	Dissolved (1)	—	—	—
3	Ermina Marine Ltd.	Marshall Islands	Dissolved (2)	—	—	—
4	Chinook Waves Corporation	Marshall Islands	Dissolved (3)	—	—	—
5	Compass Overseas Ltd.	Bermuda	Vessel owning company (4)	—	—	1/1/2012 — 01/31/2012
6	Compassion Overseas Ltd.	Bermuda	Vessel owning company (4)	—	—	1/1/2012 — 01/31/2012
7	Australia Holdings Ltd.	Liberia	Vessel owning company (5)	—	—	1/1/2012 — 01/31/2012
8	Brazil Holdings Ltd.	Liberia	Vessel owning company (6)	—	—	1/1/2012 — 03/19/2012
9	China Holdings Ltd.	Liberia	Dissolved (7)	—	—	1/1/2012 — 02/11/2012
10	Curby Navigation Ltd.	Liberia	Foreclosed / Dissolved (8)	—	—	1/1/2012 — 03/14/2012
11	Newlead Victoria Ltd.	Liberia	M/V Newlead Victoria	1/1/2014 — 12/31/2014	1/1/2013 — 12/31/2013	1/1/2012 — 12/31/2012
12	Grand Venetico Inc.	Marshall Islands	Vessel owning company (9)	—	—	1/1/2012 — 05/08/2012
13	Grand Oceanos Inc.	Liberia	Vessel owning company (10)	—	—	1/1/2012 — 01/11/2012
14	Grand Rodosi Inc.	Liberia	Dissolved (11)	—	—	1/1/2012 — 02/07/2012
15	Challenger Enterprises Ltd.	Liberia	Vessel owning company (12)	—	—	1/1/2012 — 07/19/2012
16	Crusader Enterprises Ltd.	Liberia	Vessel owning company (12)	—	—	1/1/2012 — 07/27/2012
17	Newlead Shipping S.A.	Panama	Management company	—	—	—
18	Newlead Bulkers S.A.	Liberia	Management company	—	—	—
19	AMT Management Ltd.	Marshall Islands	Management company	—	—	—
20	Newlead Holdings (US) Corp. (ex Newlead Holdings (ex Aries Maritime) (US) LLC)	Delaware, USA	Operating company (13)	—	—	—
21	Leading Marine Consultants Inc.	Marshall Islands	Dissolved (14)	—	—	—
22	Ayasha Trading Corporation	Liberia	Foreclosed (15)	—	—	1/1/2012 — 02/24/2012
23	Bethune Properties S.A.	Liberia	Foreclosed (16)	—	—	1/1/2012 — 02/24/2012
24	Grand Esmeralda Inc.	Liberia	Vessel owning company (17)	—	—	1/1/2012 — 02/16/2012
25	Grand Markela Inc.	Liberia	M/V Newlead Markela	1/1/2014 — 12/31/2014	1/1/2013 — 12/31/2013	1/1/2012 — 12/31/2012
26	Grand Spartounta Inc.	Marshall Islands	Dissolved (18)	—	—	—
27	Newlead Progress Inc.	Marshall Islands	Dissolved (19)	—	—	—
28	Newlead Prosperity Inc.	Marshall Islands	Vessel owning company (18)	—	—	—
29	Grand Affection S.A.	Marshall Islands	Dissolved (20)	—	—	1/1/2012 — 03/26/2012
30	Grand Affinity S.A.	Marshall Islands	Dissolved (21)	—	—	—
31	Grand Victoria Pte Ltd.	Singapore	Dormant company	—	—	—
32	Newlead Bulker Holdings Inc.	Marshall Islands	Sub-holding company	—	—	—
33	Newlead Tanker Holdings Inc.	Marshall Islands	Dissolved (22)	—	—	—
34	Trans Continent Navigation Ltd.	Malta	Dormant company	—	—	—
35	Trans State Navigation Ltd.	Malta	Dormant company	—	—	—
36	Bora Limited	British Virgin Islands	Dormant Company	—	—	—
37	Newlead Trading Inc.	Liberia	Dissolved (23)	—	—	—
38	New Lead JMEG LLC	Delaware, USA	Trading company (24)	—	—	—
39	Newleadjmeg Inc.	Marshall Islands	Dormant company (25)	—	—	—
40	NewLead Mojave Holdings LLC	Delaware, USA	Operating company (26)	—	—	—
41	Ocean Hope Shipping Ltd.	Malta	Dormant company	—	—	—
42	Mines Investments Corp.	Marshall Islands	Coal operating company (27)	1/1/2014 — 12/31/2014	2/12/2013 — 12/31/2013	—
43	Mine Investments LLC	Delaware, USA	Coal operating company (28)	1/1/2014 — 12/31/2014	2/15/2013 — 12/31/2013	—
44	Five Mile Investment LLC	Delaware, USA	Coal operating company (28)	1/1/2014 — 12/31/2014	2/15/2013 —12/31/2013	—
45	Elk Valley Investment LLC	Delaware, USA	Coal operating company (28)	1/1/2014 — 12/31/2014	2/15/2013 — 12/31/2013	—
46	Viking Acquisition Group LLC	Kentucky, USA	Coal operating company (29)	1/1/2014 — 12/31/2014	9/13/2013 — 12/31/2013	—
47	Coal Essence Mine LLC	Kentucky, USA	Coal operating company (30)	1/1/2014 — 12/31/2014	12/10/2013 — 12/31/2013	—
48	Coal Essence Prep Plant LLC	Kentucky, USA	Coal operating company (31)	1/1/2014 — 12/31/2014	12/5/2013 — 12/31/2013	—
49	Viking Prep Plant LLC	Kentucky, USA	Coal operating company (32)	1/1/2014 — 12/31/2014	12/9/2013 —12/31/2013	—
50	Newlead Albion S.A.	Marshall Islands	Bareboat Charterer (33)	3/10/2014 — 12/31/2014	—	—
51	Newlead Handies Inc.	Marshall Islands	Sub-Holding Company	3/10/2014 — 12/31/2014	—	—
52	Newlead Venetico Ltd.	Marshall Islands	Bareboat Charterer (34)	3/10/2014 — 12/31/2014	—	—
53	Newlead Tanker Acquisitions Inc.	Marshall Islands	Sub-Holding Company	10/10/2014 — 12/31/2014	—	—
54	Newlead Soltero Inc.	Marshall Islands	Bareboat Charterer (35)	11/11/2014 — 12/31/2014	—	—
55	Newlead Semillero Inc.	Marshall Islands	Bareboat Charterer (36)	11/11/2014 — 12/31/2014	—	—
56	Newlead Granadino Inc.	Marshall Islands	Shipping type company (37)	11/13/2014 — 12/31/2014	—	—
57	Newlead Hojuedo Inc.	Marshall Islands	Shipping type company (37)	11/13/2014 — 12/31/2014	—	—
58	Newlead Silletero Inc.	Marshall Islands	Shipping type company (37)	11/13/2014 — 12/31/2014	—	—
59	Nepheli Marine Company	Liberia	MT Sofia (38)	11/24/2014 — 12/31/2014	—	—
60	Kastro Compania Naviera S.A.	Liberia	MT Nepheli (38)	11/24/2014 — 12/31/2014	—	—
61	Aeolus Compania Naviera S.A.	Liberia	MT Captain Nikolas I (38)	11/24/2014 — 12/31/2014	—	—
62	Newlead Castellano Ltd.	Liberia	M/V Newlead Castellano (39)	7/17/2014 — 12/31/2014	—	—

1)	M/T Newlead Avra and M/T Newlead Fortune were sold and delivered to their new owners on December 22, 2011. The shipowning company was dissolved on September 2, 2013.

2)	M/T Nordanvind was sold and delivered to its new owners on September 7, 2010. The shipowning company was dissolved on January 13, 2013.

3)	M/T Chinook was sold and delivered to its new owners on April 15, 2010. The shipowning company was dissolved on January 13, 2013.

4)	M/T Newlead Compass and M/T Newlead Compassion were sold and delivered to their new owners on January 31, 2012.

5)	M/V Australia was delivered to its owner (an affiliate of Lemissoler Maritime Company W.L.L.) on January 31, 2012.

6)	M/V Brazil was delivered to its owner (an affiliate of Lemissoler Maritime Company W.L.L.) on March 19, 2012.

7)	M/V China was delivered to its owner (an affiliate of Lemissoler Maritime Company W.L.L.) on February 11, 2012. The shipowning company was dissolved on November 1, 2013.

8)

On March 14, 2012, the lessor foreclosed on M/V Newlead Endurance. Newlead Bulkers had the commercial, technical and operational management of the vessel until March 31, 2012. The company was annulled on March 1, 2014.

9)	M/V Newlead Venetico was sold and delivered to its new owners on May 8, 2012.

10)	M/V Grand Ocean was sold and delivered to its new owners on January 11, 2012.

11)	M/V Grand Rodosi was delivered to its owner (an affiliate of Lemissoler Maritime Company W.L.L.) on February 7, 2012. The shipowning company was annulled on February 1, 2015.

12)

M/T Hiona and M/T Hiotissa were sold and delivered to their new owners on July 19, 2012 and July 27, 2012, respectively. After these dates, Newlead Shipping continued to have part of the commercial, technical and operational management of these vessels. On February 25, 2013, the Company received notices of redelivery and termination, which were effected during June 2013, pursuant to the terms of the management agreements governing such services.

13)	The Company controls 52% of NewLead Holdings (US) Corp. through NewLead Mojave Holdings LLC.

14)	The company was dissolved on September 2, 2013.

15)

On February 24, 2012, the lender foreclosed on the shares of Ayasha Trading Corporation (owner of M/V Newlead Tomi). Newlead Bulkers had the commercial, technical and operational management of the vessel until April 18, 2012.

16)

On February 24, 2012, the lender foreclosed on the shares of Bethune Properties S.A. (owner of M/V Newlead Gujarat). Newlead Bulkers had the commercial, technical and operational management of the vessel until May 21, 2012.

17)	M/V Newlead Esmeralda was sold and delivered to its new owners on February 16, 2012.

18)

M/V Newlead Spartounta and M/V Newlead Prosperity were sold and delivered to their new owners on September 13, 2011 and September 20, 2011, respectively. The Company Grand Spartounta Inc. was annulled on May 1, 2014.

19)	The company was dissolved on January 14, 2013.

20)

On July 28, 2011, Hull 4023, named Navios Serenity, was delivered from a Korean shipyard. On March 26, 2012, M/V Navios Serenity was sold and delivered to its new owners. The shipowning company was dissolved on January 15, 2014.

21)	On May 22, 2012, the Shipbuilding Contract for Hull 4029 with SPP Shipbuilding Co. Ltd. was terminated. The shipowning company was dissolved on January 15, 2014.

22)	The company was dissolved on January 14, 2013.

23)

Newlead Trading Inc. was established on July 1, 2011 as a joint venture between the Company and a third party. The Company owns 50% of the shares of Newlead Trading Inc. No operations have taken place by this entity. The company was annulled on August 1, 2014.

24)	New Lead JMEG LLC was established on April 11, 2012 as a joint venture between the Company and J Mining & Energy Group.

25)	Newleadjmeg Inc. was established on February 23, 2012. The Company owns 50% of the shares of Newleadjmeg Inc. No transactions have taken place by this entity.

26)

NewLead Mojave Holdings LLC was established on April 30, 2012. The Company controls 52% of NewLead Mojave Holdings LLC and is entitled to and is liable for the total net assets of NewLead Mojave Holdings LLC according to this percentage of control.

27)	The company was established on February 12, 2013, for operation of coal business.

28)	The companies were established on February 15, 2013, for operation of coal business.

29)	The company was acquired on September 13, 2013 (see Note 5).

30)	The company was established on December 10, 2013, for operation of coal business.

31)	The company was established on December 5, 2013, for operation of coal business.

32)	The company was acquired on December 9, 2013 (see Note 5).

33)	The company as Bareboat Charter entered into a BIMCO Bareboat Charter dated May 12, 2014, with HamdyMar AS owners of MV Newlead Albion.

34)	The company as Bareboat Charter entered into a BIMCO Bareboat Charter dated May 12, 2014, with HamdyMar AS owners of MV Newlead Venetico.

35)

The company was established on November 11, 2014, and was nominated by NewLead Holdings Ltd. as the Bareboat Charterer of MT Katerina L under the Bareboat Charter Agreement dated November 13, 2014 being effective of such even date.

36)

The company was established on November 11, 2014, and was nominated by NewLead Holdings Ltd. as the Bareboat Charterer of MT Ioli under the Bareboat Charter Agreement dated October 23, 2014 being effective as of November 11, 2014.

37)	The companies were established on November 13, 2014, for operation of shipping business.

38)

The companies were acquired as of November 14, 2014 via a Shares Purchase Agreement dated October 16 2014 and as amended by an Addendum no. 1 dated November 24, 2014. On March 30, 2015, the vessel Captain Nikolas I was renamed to Newlead Granadino.

39)	The company acquired MV Newlead Castellano ex Maple Draco on September 16, 2014.